Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Other Intangible Assets
GOODWILL AND OTHER INTANGIBLE ASSETS

The disclosures in this note apply to AEP only.

Goodwill

The changes in AEP’s carrying amount of goodwill for the years ended December 31, 2017 and 2016 by operating segment are as follows:

	Corporate and Other	Generation & Marketing	AEP Consolidated
	(in millions)
Balance as of December 31, 2015	$37.1	$15.4	$52.5
Impairment Losses	—	—	—
Balance as of December 31, 2016	37.1	15.4	52.5
Impairment Losses	—	—	—
Balance as of December 31, 2017	$37.1	$15.4	$52.5

In the fourth quarters of 2017 and 2016, annual impairment tests were performed.  The fair values of the reporting units with goodwill were estimated using cash flow projections and other market value indicators.  There were no goodwill impairment losses.  AEP does not have any accumulated impairment on existing goodwill.

Other Intangible Assets

Amortization of intangible assets was $2 million and $3 million for the years ended December 31, 2016 and 2015, respectively. Acquired intangible assets were fully amortized as of December 31, 2016. The amortization life, gross carrying amount and accumulated amortization by major asset class are as follows:

		December 31, 2016
	Amortization Life	Gross Carrying Amount	Accumulated Amortization
	(in years)	(in millions)
Acquired Customer Contracts	5	$58.3	$58.3